Finance Costs - Schedule of Finance Costs (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	CAD 571	CAD 341		CAD 328
Unwinding of Discount on Decommissioning Liabilities	48	28		25
Other	26	21		28
Total	CAD 645	CAD 390	[1]	CAD 381	[1]

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.